Debt (Debt Covenant Compliance) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Leverage ratio	2.39
Interest coverage	7.34
Fixed charge coverage ratio	4.26
Net worth, under covenant compliance	$ 1,210,000,000
Financing Agreement July 2011 [Member]
Debt Instrument [Line Items]
Covenant compliance, payment restrictions, ratio of indebtedness to net capital threshold	3.00
Covenant compliance, payment limitations to be imposed if ratio of net capital to indebtedness exceeds threshold	120,000,000
Covenant compliance, payment limitations to be imposed if ratio of net capital to indebtedness below threshold	0
Maximum [Member]
Debt Instrument [Line Items]
Covenant compliance, leverage ratio	3.50
Minimum [Member]
Debt Instrument [Line Items]
Covenant compliance, interest coverage	3.50
Covenant compliance, fixed charge coverage ratio	1.5
Covenant compliance, consolidated net worth threshold	745,800,000
Debt Instrument, Covenant Compliance, Calculated Net Worth Threshold	$ 793,900,000
Additional consolidated net worth, covenant compliance	40.00%